BUSINESS ACQUISITIONS (Details) $ in Millions	9 Months Ended
	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Apr. 03, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
BUSINESS ACQUISITIONS
Cash consideration paid					$ 6.7
Freedom Mobile Inc.
BUSINESS ACQUISITIONS
Cash consideration paid	$ 2,171.0		$ 2,070.0
Cash acquired	103.2		$ 103.2
Amount of revenues contributed	850.1
Amount of net income contributed	$ 94.0
VMedia Inc.
BUSINESS ACQUISITIONS
Number of shares issued as consideration				20,958
Value of equity issued as consideration				$ 17.3
Cash consideration paid		$ 1.8
Cash acquired				$ 1.4